Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events

Note 11. Subsequent Events

Subsequent to March 31, 2013, Opexa granted its directors, officers and employees options to purchase an aggregate of 207,822 shares of common stock with a fair value of $356,335 at an exercise price of $1.75.

Subsequent to March 31, 2013, Opexa issued 123,231 shares of common stock to the Noteholders of the July 2012 Notes as payment of accrued interest through June 30, 2013.

Note 14. Subsequent Events

In January 2013, 125,000 shares of common stock were sold and 975 additional commitment shares were issued to Lincoln Park under the $1.5 million purchase agreement for net proceeds of $142,400.

On January 23, 2013, Opexa closed a private offering consisting of convertible notes (the “January 2013 Notes”) and warrants to purchase shares of common stock for gross proceeds of $650,000 of which $100,000 was from a related party. The January 2013 Notes were scheduled to mature on January 23, 2014 and accrued interest at the rate of 12% per annum, compounded annually. The January 2013 Notes were convertible into common stock at the option of the investors at a price of $1.30 per share, subject to certain limitations. The principal balance plus accrued was payable within five business days of the receipt by Opexa of an aggregate of at least $7.5 million in proceeds from the sale of its equity securities and/or as payments from one or more partners or potential partners in return for granting a license, other rights, or an option to license or otherwise acquire rights with respect to Tcelna. On February 26, 2013, following the receipt of proceeds in excess of $7.5 million, Opexa paid principal and interest totaling $567,368 to holders of the January 2013 Notes and issued 77,034 shares of common stock to one holder of the January 2013 Notes who elected to convert the principal into common stock.

The warrants related to the January 2013 Notes financing have an exercise price of $1.24 per share, a five-year term and are exercisable for a maximum of 243,750 shares of common stock, subject to certain limitations. The Company can redeem the warrants at $0.01 per share if the Company’s common stock closes at or above $10.00 per share for 20 consecutive trading days.

Pursuant to the convertible secured promissory note financing effected by Opexa on July 25, 2012 (the “July 2012 Notes”), $1.0 million of the gross proceeds are maintained in a segregated account and subject to a deposit control agreement while the July 2012 Notes are outstanding. Pursuant to a waiver executed by the holders of in excess of two-thirds (66-2/3%) of the principal amount of the outstanding July 2012 Notes and accepted by Opexa, the amount of the cash subject to the deposit control agreement was reduced to $500,000 on January 29, 2013. In exchange for such waiver, the Company issued warrants to the holders of the July 2012 Notes to purchase an aggregate of 187,500 shares of the Company’s common stock. The warrants have an exercise price of $1.21 per share and a five-year term. The Company can redeem the warrants at $0.01 per underlying share of common stock if the common stock closes at or above $10.00 per share for 20 consecutive trading days.

In February 2013, three of the holders of the July 2012 Notes elected to convert an aggregate of $900,000 of the July 2012 Notes into shares of the Company’s Series A convertible preferred stock with further immediate conversion into shares of the Company’s common stock. Accordingly, the Company issued an aggregate of 288,229 shares of common stock to the holders.

In February 2013, Opexa sold an aggregate of 167,618 shares of common stock under the ATM Agreement dated September 6, 2012 for gross proceeds of $536,417. Under the ATM Agreement, Opexa may sell an aggregate of up to 1,000,000 shares of common stock from time to time through the placement agent with a commission equal to 3% of the gross proceeds. Opexa paid compensation and fees totaling $16,105 to the placement agent with respect to the shares sold.

On February 4, 2013, Opexa entered into an option and license agreement with Merck. Pursuant to the agreement, Merck has an option to acquire an exclusive, worldwide (excluding Japan) license of the Company’s Tcelna program for the treatment of multiple sclerosis. Under the terms of the agreement, the Company received an upfront payment of $5 million on February 20, 2013.

On February 11, 2013, Opexa sold an aggregate of 1,083,334 units in a registered offering, with each unit consisting of one share of common stock and a warrant to purchase half (0.5) a share of common stock, at a price of $3.00 per unit, for gross proceeds of $3,250,002. The shares of common stock and warrants were immediately separable and were issued separately such that no units were issued. The warrants are exercisable immediately upon issuance, have a four-year term and an exercise price of $3.00 per share. A fee of 6.0% of the gross proceeds was paid to the placement agent.